Summary of significant accounting policies (Policy)	12 Months Ended
Dec. 31, 2014
Summary of significant accounting policies [Abstract]
The Company and basis of presentation and consolidation

(a) The Company and basis of presentation and consolidation

Xinyuan Real Estate Co. Ltd. (the “Company”) and its subsidiaries (collectively the “Group”) are principally engaged in residential real estate development and the provision of property management services. The Group's operations are conducted mainly in the People's Republic of China (“PRC”). In 2012, the Group expanded its business into the U.S. residential real estate market. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. Where there is a loss of control of a subsidiary, the consolidated financial statements include the results for the part of the reporting year during which the Group has control.

In accordance with ASC 810 Consolidation, Shanghai Junxin, Jinan Wanzhuo and Changsha Wanzhuo are variable interest entities as they were not established with sufficient equity at risk to finance their activities without additional subordinated financial support. The Company is considered as the primary beneficiary of Shanghai Junxin, Jinan Wanzhuo and Changsha Wanzhuo, as it has the power to direct the activities of Shanghai Junxin, Jinan Wanzhuo and Changsha Wanzhuo that most significantly impact their economic performance and has the obligation to absorb the losses and the right to receive benefits from Shanghai Junxin, Jinan Wanzhuo and Changsha Wanzhuo through its voting interest underlying the 51%, the 95% and the 75% equity interests, respectively, in accordance with PRC Company Law and the article of association of Shanghai Junxin, Jinan Wanzhuo and Changsha Wanzhuo, respectively. Based on the above, Shanghai Junxin, Jinan Wanzhuo and Changsha Wanzhuo are consolidated by the Company.

Shanghai Junxin, with registered capital of US$0.8 million (RMB5.0 million), was acquired by the Company on April 11, 2014, for the purpose of acquiring a parcel of land located in Shanghai and undertaking a residential property development project accordingly. On May 27, 2014 (“transaction date”), an unrelated trust company purchased 49% of the equity interest in Shanghai Junxin and lent US$81.2 million (RMB497.6 million) to Shanghai Junxin. The loan is for a two-year term and bears interest at an annual rate of 11.5% for the first year and 15.5% for the second year. As of December 31, 2014, Shanghai Junxin had one project under construction. Pursuant to the share purchase agreement, the 49% of non-controlling equity interest of Shanghai Junxin will be repurchased by the Company in cash at the earlier of the second anniversary of the transaction date or the day after the Company's repayment of the shareholder's loan above. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as liability in accordance with ASC 480 Distinguishing Liabilities From Equity. In addition, since the Company intends to repay the shareholder's loan in January 2015, the liability is classified as current liability.

Jinan Wanzhuo, with registered capital of US$48.8 million (RMB300.0 million), was established by the Company on December 4, 2013, for the purpose of undertaking a residential property development project in Jinan, Shandong province. On June 24, 2014 (“transaction date”), an unrelated asset management company purchased 5% of the equity interest in Jinan Wanzhuo and lent US$111.7 million (RMB685.0 million) to Jinan Wanzhuo. The loan is for a two-year term and bears interest at an annual rate of 11.24%. As of December 31, 2014, Jinan Wanzhuo had one project under construction. Pursuant to the share purchase agreement, the 5% of non-controlling equity interest of Jinan Wanzhuo will be repurchased by the Company in cash at the earlier of the second anniversary of the transaction date, or the date the Company elects to repurchase the 5% equity interest of Jinan Wanzhuo. The Company can exercise its right of redemption starting from the first anniversary of the transaction date. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as liability in accordance with ASC 480 Distinguishing Liabilities From Equity. In addition, since the Company has no intention to repurchase the 5% equity interest of Jinan Wanzhuo within the next 12 months, the liability is classified as non-current liability.

Changsha Wanzhuo, with registered capital of US$16.3 million (RMB100.0 million), was established by the Company on April 3, 2014, for the purpose of undertaking a residential property development project in Changsha, Hunan province. On September 15, 2014 (“transaction date”), an unrelated investment management company purchased 25% of the equity interest in Changsha Wanzhuo and lent US$65.4 million (RMB400.0 million) to Changsha Wanzhuo. The loan is for a nine-month term and bears interest at an annual rate of 12%. As of December 31, 2014, Changsha Wanzhuo had one project under construction. Pursuant to the share purchase agreement, the 25% of non-controlling equity interest of Changsha Wanzhuo will be repurchased by the Company in cash at the date of full repayment of the loan above. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as liability in accordance with ASC 480 Distinguishing Liabilities From Equity. In addition, since the Company planned to repurchase the 25% equity interest of Changsha Wanzhuo within the next 12 months, the liability is classified as current liability.

The carrying amounts and classifications of the assets and liabilities of the VIEs are as follows:

December 31, 2014
US$
Current assets	681,567,691
Non-current assets	2,268,129
Total assets	683,835,820

Current liabilities	537,233,210
Non-current liabilities	82,124,393

Total liabilities	619,357,603

The financial performance and cash flows of the VIEs are as follows:

Year ended December 31, 2014
US$
Revenue	25,715,106
Cost of revenue	(21,406,445)
Net loss	(1,702,533)
Net cash used in operating activities	(252,000,125)
Net cash used in investing activities	(799,144)
Net cash provided by financing activities	358,987,226

As of December 31, 2014, the current liabilities of the VIEs included amounts due to subsidiaries of the Group of US$214,657,398, which was eliminated upon consolidation by the Company.

As of December 31, 2014, the land use rights included in real estate properties under development of the VIEs of US$404,133,649 were pledged as collateral for bank loans and other debt. Creditors of the VIEs have no recourse to the general credit of the primary beneficiary.

The VIEs contributed 2.8% of the Company's consolidated revenues for the year ended December 31, 2014.

Use of Estimates

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes, and disclosure of contingent liabilities at the date of the consolidated financial statements. Estimates are used for, but not limited to, the selection of the useful lives of property and equipment and capital lease, allowance for doubtful debt associated with accounts receivable, other receivables and advances to suppliers, fair values of the purchase price allocation with respect to business combinations, revenue recognition for percentage of completion method, accounting for the share-based compensation, accounting for redeemable non-controlling interests, accounting for deferred income taxes and provision necessary for contingent liabilities. Management analyzed the forecasted cash flows for the twelve months from December 31, 2014, which indicates that the Group will have sufficient liquidity from cash flows generated by operations and existing credit facilities and therefore there will be sufficient financial resources to settle borrowings and payables that will be due in the next twelve months. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates.

Fair value of financial instruments

(c) Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, restricted deposit, short-term investments, accounts receivable, other deposits and prepayments, due from employees, due from related party, other receivables, investment in joint venture and other long-term investment, accounts payable, customer deposits, other payables and accrued liabilities, and borrowings. The carrying amounts of cash and cash equivalents, restricted cash, restricted deposit, short-term investments, accounts receivable, other deposits and prepayments, due from employees, due from related party, other receivables, accounts payable, customer deposits, other payables and accrued liabilities, and short-term bank borrowings approximate their fair value due to the short term maturities of these instruments. The Group is exposed to credit risk for financial assets and its maximum amount of loss in the event of non-performance by the counterparty is the recorded amount. The Group generally does not require collateral for its financial assets or liabilities, except as disclosed in Note 10, Note 11 and Note 12. Trading securities were initially recognized at cost and subsequently remeasured at the end of each reporting period with the adjustment in its fair value recognized in profit and loss.

Investment in joint ventures and other long-term investments have no quoted market prices and it is not practicable to estimate their fair value without incurring excessive costs. The Group reviews the investments for impairment whenever events or changes in circumstances indicate that the carrying amount may no longer be recoverable.

The carrying amounts of the long-term borrowings approximate their fair values because the stated interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable credit risk and maturities.

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1-Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2-Includes other inputs that are directly or indirectly observable in the market place

Level 3-Unobservable inputs which are supported by little or no market activity

The carrying values of the Company's financial instruments approximate their fair values except for the short-term investments.

ASC 820 describes three main approaches for measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the investment in equity securities and money market instrument classified as trading security is within Level 1 as the Company measures the fair value using quoted trading prices that are published on a regular basis.

Foreign currency translation

(d) Foreign currency translation

The Group's financial information is presented in U.S. dollars. The functional currency of the Company is U.S. dollars. The functional currency of the Company's subsidiaries in the PRC is Renminbi (“RMB”), the currency of the PRC. The functional currency of the Company's subsidiaries other than those in the PRC is U.S. dollars. Transactions by the Company's subsidiaries in the PRC which are denominated in currencies other than RMB are remeasured into RMB at the exchange rate quoted by the People's Bank of China (“PBOC”) prevailing at the dates of the transactions. Exchange gains and losses resulting from transactions denominated in a currency other than RMB are included in the consolidated statements of comprehensive income as exchange gains. The consolidated financial statements of the Company's subsidiaries have been translated into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”. The PRC subsidiaries' financial information is first prepared in RMB and then is translated into U.S. dollars at period-end exchange rates as to assets and liabilities and average exchange rates as to revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in shareholders' equity.

	December 31, 2012	December 31, 2013	December 31, 2014

Year end RMB: US$ exchange rate	6.2855	6.0969	6.1190
Period average RMB: US$ exchange rate	6.3124	6.1956	6.1424

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Cash and cash equivalents

(e) Cash and cash equivalents

The Group considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents. The Group maintains bank accounts mainly in the PRC, Hong Kong and United States. The vast majority of the PRC bank balances are denominated in RMB. Hong Kong and United States bank balances are denominated in U.S. dollars.

Cash includes cash on hand and demand deposits in accounts maintained with various state-owned and private banks within the PRC, Hong Kong and United States. Total cash in banks at December 31, 2014 amounted to US$140,494,754 (December 31, 2013: US$587,119,126), of which the vast majority of deposits are not covered by insurance. The Group has not experienced any losses in such accounts and management believes it is not exposed to any risks on its cash in bank accounts.

Restricted cash and restricted deposit

(f) Restricted cash and restricted deposit

The Group is required to maintain certain deposits with banks that provide mortgage loans to the Group's customers in order to purchase residential units from the Group (see Note 14). These balances are subject to withdrawal restrictions and totaled US$29,674,355 as of December 31, 2014 (December 31, 2013: US$37,489,599). The Group is also required to maintain certain deposits with banks and financial institutions that provide loans to the Group. As of December 31, 2014, the Group held US$333,092,735 (December 31, 2013: US$119,806,902) in its restricted cash accounts, representing funds received from loans, which were designated to finance permitted project development expenditures that are subject to approval by the lender. As of December 31, 2014, the Group also held US$68,990,158 (December 31, 2013: nil) in its restricted cash accounts and US$69,357,738 (December 31, 2013: nil) in its restricted deposit accounts as security for its short-term loans (see Note 10), held US$24,513,809 (December 31, 2013: US$53,961,850) in its restricted cash accounts and nil (December 31, 2013: US$11,514,048) in its restricted deposit accounts as security for its long-term loans and current portion of long-term loans (see Note 11), and held US$68,672,151 (December 31, 2013: US$38,839,410) in its restricted cash accounts as security for its other debts (see Note 12). These restricted cash deposits are not covered by insurance. The Group has not experienced any losses in such accounts and management believes it is not exposed to any risks on its cash in bank accounts.

Real estate properties development completed, under development and held for sale

(g) Real estate properties development completed, under development and held for sale

Real estate properties consist of finished residential unit sites, commercial offices and residential unit sites under development. The Group leases the land for the residential unit sites under land use right leases with various terms from the PRC. Real estate properties development completed, under development and held for sale are stated at the lower of carrying amounts or fair value less selling costs.

Expenditures for land development, including cost of land use rights, deed tax, pre-development costs and engineering costs, are capitalized and allocated to development projects by the specific identification method. Costs are allocated to specific units within a project based on the ratio of the sales value of units to the estimated total sales value times the total project costs.

Costs of amenities transferred to buyers are allocated as common costs of the project that are allocated to specific units as a component of total construction costs. For amenities retained by the Group, costs in excess of the related fair value of the amenities are also treated as common costs. Results of operations of amenities retained by the Group are included in current operating results.

 In accordance with ASC 360, “Property, Plant and Equipment” (“ASC 360”), real estate property development completed, under development and held for sale are subject to valuation adjustments when the carrying amount exceeds fair value. An impairment loss is recognized only if the carrying amount of the assets is not recoverable and exceeds fair value. The carrying amount is not recoverable if it exceeds the sum of the undiscounted cash flows expected to be generated by the assets.

When the profitability of a current project deteriorates due to a slowdown in the sales pace, reduction of pricing or some other factor, this indicates that there may be a possible future loss on delivery and possible impairment in the recoverability of the assets. Accordingly, the assets of such project are subsequently reviewed for future losses and impairment by comparing the estimated future undiscounted cash flows for the project to the carrying value of such project. If the estimated future undiscounted cash flows are less than the asset's carrying value, such deficit will be charged as a future loss and the asset will then be written down to its estimated fair value.

The Group determines estimated fair value primarily by discounting the estimated future cash flows relating to the asset. In estimating the cash flows for a project, the Group uses various factors including (a) the expected pace at which the planned number of units will be sold, based on competitive market conditions, historical trends in sales pace and actual average selling prices of similar product offerings and any other long or short-term economic conditions which may impact the market in which the project is located; (b) the estimated net sales prices expected to be attained based on the current market conditions and historical price trends, as well as any estimated increases in future sales prices based upon the projected rate of unit sales, the estimated time gap between presale and expected delivery, the impact of government policies, the local and regional competitive environment, and certain external factors such as the opening of a subway line, school or factory; and (c) the expected costs to be incurred in the future by the Group, including, but not limited to, construction cost, construction overhead, sales and marketing, sales taxes and interest costs.

The Group's determination of fair value requires discounting the estimated cash flows at a rate commensurate with the inherent risk associated with the assets and related estimated cash flows. The discount rate used in determining each project's fair value depends on the stage of development, location and other specific factors that increase or decrease the risk associated with the estimated cash flows.

The properties held for sale consist of finished lots for single family home communities and custom homes located in Reno, Nevada, U.S., and finished condominium units located in Irvine, California, U.S., which were acquired in the second and third quarter of 2012, respectively.

For the years ended December 31, 2012, 2013 and 2014, the Group did not recognize any impairment for real estate properties completed, under development and held for sale.

Revenue recognition

(h) Revenue recognition

Real estate sales are reported in accordance with the provisions of ASC 360, “Property, Plant and Equipment” and ASC 976, “Real Estate-Retail Land” .

Percentage-of-completion method

 Revenue and profit from the sale of development properties is recognized by the percentage-of-completion method on the sale of individual units when the following conditions are met:

•	Construction is beyond a preliminary stage.

•	The buyer is committed to the extent of being unable to require a refund except for non-delivery of the unit.

•	Sufficient units have already been sold to assure that the entire property will not revert to rental property.

•	Sales prices are collectible.

•	Aggregate sales proceeds and costs can be reasonably estimated.

If any of the above criteria is not met, proceeds are accounted for as customer deposits until the criteria are met.

Due to PRC restrictions of mortgages to second home buyers, the Group introduced seller-financed contract arrangements in the third quarter of 2011. In the second half of 2012, execution of seller-financed contracts dropped significantly to the point that the Group did not offer seller-financed contracts to second home buyers starting in the fourth quarter of 2012. Under these seller-financed contract arrangements, the buyer pays the purchase price for the residential unit in installment payments ranging from six months to two years with the final payment to be made 30 days prior to the delivery of the property. These contracts generally require a 10% down payment upon contract execution date, the second payment of 20% within 30 days, a third payment of 30% to 40% six months after the contract date, and the final 30% to 40% payment 30 days before delivery. Commencing in the second quarter of 2014, the Group again offer seller-financed contracts. Under current seller-financed contract arrangements, the buyer pays the purchase price for the residential unit in installment payments over one year. These contracts generally require a 10% down payment upon the contract execution date, the second payment of 20% to 70% within 180 days to 270 days and the final payment 30 days before delivery.

 Since 2013, PRC banks have tightened the distributions of mortgage loans to homebuyers. Therefore, mortgage loans for homebuyers have been subject to longer processing periods or even denied by the banks. The Group took the position that the processing periods of the contracts with underlying mortgage loans exceeding one year cannot be recognized as revenue under the percentage of completion method. As a result, the Group reversed contracted sales amounts of US$1.8 million related to sales contracts of 10 apartments when determining revenue to be recognized under the percentage of completion method in 2014.

Under the percentage of completion method, revenues from units sold and related costs are recognized over the course of the construction period, based on the completion progress of a project. In relation to any project, revenue is determined by calculating the ratio of incurred costs, including land use rights costs and construction costs, to total estimated costs and applying that ratio to the contracted sales amounts. Cost of sales is recognized by determining the ratio of contracted sales during the period to total estimated sales value, and applying that ratio to the incurred costs. Current period amounts are calculated based on the difference between the life-to-date project totals and the previously recognized amounts.

The effect of changes to total estimated contract cost or revenues, if any, are recognized in the period in which they are determined. Revenue recognized to date in excess of amounts received from customers is classified as current assets under real estate properties under development. Amounts received from customers in excess of revenue recognized to date are classified as current liabilities under customer deposits. As of December 31, 2013 and December 31, 2014, the gross amounts received from customers in excess of revenues recognized were US$126.6 million and US$223.5 million, respectively.

Any losses occurred or forecast to occur on real estate transactions are recognized in the period in which the loss is first anticipated.

Full accrual method

Revenue from sales of development properties where the construction period, the period from the construction permit award date to the unit delivery date is expected to be 12 months or less, or the construction period is expected to be longer than 12 months and sales prices are not certain to be collected is recognized by the full accrual method when the sale is consummated and the unit has been delivered. Revenue from the sale of properties held for sale is recognized by the full accrual method at the time of the closing of an individual unit sale. This occurs when title to the property is transferred to the buyer. A sale is not considered consummated until (a) the parties are bound by the terms of a contract, (b) all consideration has been exchanged, (c) any permanent financing of which the seller is responsible has been arranged, (d) all conditions precedent to closing have been performed, (e) the seller does not have substantial continuing involvement with the property, and (f) the usual risks and rewards of ownership have been transferred to the buyer. In addition, the buyer's initial and continuing investment must be adequate to demonstrate a commitment to pay for the property, and the buyer's receivable, if any, must not be subject to future subordination. Sales transactions not meeting all the conditions of the full accrual method are accounted for using the deposit method in which all costs are capitalized as incurred, and payments received from the buyer are recorded as a deposit liability.

Revenues related to the projects in the U.S. are recognized under the full accrual method. For the year ended December 31, 2012, revenue was recognized in the amount of US$8.2 million for the sale of several parcels of the Northern Nevada Land Portfolio. For the year ended December 31, 2013, revenue was recognized in the amount of US$1.2 million for the resale of several parcels of the Northern Nevada Land Portfolio and US$5.4 million for the sale of 7 of 15 finished condominium units located in Irvine, California. For the year ended December 31, 2014, revenue was recognized in the amount of US$4.9 million for the sales of 7 of 15 finished condominium units.

Real estate lease income is recognized on a straight-line basis over the terms of the tenancy agreements. Depreciation cost and maintenance cost of the property are recorded as the cost of rental income.

Other revenue includes services ancillary to the Group's real estate projects, including property management, landscaping and computer network engineering.

Accounts Receivable

(i) Accounts receivable

Accounts receivable consists of balances due from customers for the sale of residential units in the PRC. These balances are unsecured, bear no interest and are due within a year from the date of the sale.

Accounts receivable are reviewed periodically as to whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the balances become doubtful. As of December 31, 2013 and 2014, there was no allowance for doubtful debts.

Other receivables

(j) Other receivables

Other receivables consist of various cash advances to unrelated companies and individuals with which the Group has business relationships. The balance as at December 31, 2014 mainly included the amounts that the Company paid to third parties related to the direct negotiation model in acquiring lands.

Other receivables are reviewed periodically as to whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the balances becomes doubtful. As of December 31, 2013 and 2014, there was no allowance for doubtful debts.

Deposits for land use rights

(k) Deposits for land use rights

Deposits for land use rights consist of upfront cash payments made to local land bureaus to secure land use rights under executed land framework cooperation agreements or land use rights agreements.

Deposits for land use rights are reviewed periodically as to whether their carrying value has become impaired. The Group considers the assets to be impaired if the collectability of the balances become doubtful. There were no impairment losses for any periods presented.

Advances to suppliers

(l) Advances to suppliers

Advances to suppliers consist of balances paid to contractors and vendors for services and materials that have not been provided or received and generally relate to the development and construction of residential units in the PRC. Advances to suppliers are reviewed periodically to determine whether their carrying value has become impaired. The Group considers the assets to be impaired if it is doubtful that the services and materials can be provided. As of December 31, 2013 and 2014, there was no allowance provided.

Customer deposits

(m) Customer deposits

Customer deposits consist of amounts received from customers relating to the sale of residential units in the PRC. In the PRC, customers will generally obtain financing for the purchase of their residential unit prior to the completion of the project. The lending institution will provide the funding to the Group upon the completion of the financing rather than the completion of the project. The Group receives these funds and recognizes them as a current liability until the revenue can be recognized.

Other payables	(n) Other payables Other payables consist of balances for non-construction costs with unrelated companies and individuals with which the Group has business relationships.
Real estate properties held for lease, net

(o) Real estate properties held for lease, net

Real estate properties held for lease are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the real estate properties held for lease are 20-60 years.

Maintenance, repairs and minor renewals are charged directly to expenses as incurred. Major additions and improvements to the real estate properties held for lease are capitalized.

Property and equipment, net

(p) Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the assets are as follows:

Aircraft	15 years
Vehicles	5 years
Furniture and fixtures	5 years

Maintenance, repairs and minor renewals are charged directly to expense as incurred unless such expenditures extend the useful life or represent a betterment, in which case they are capitalized.

Long-term investments

(q) Long-term investments

The Group accounts for long-term investments in equities as follows:

Where the Group has significant influence over the investee, the Group applies the equity method of accounting in accordance with ASC subtopic 323-10-20 (“ASC 323-10-20”), Investments-Equity Method and Joint Ventures . The reporting dates and accounting policies of the equity investee are the same as the Group. The investment in the equity investee is stated at cost, including the Group's share of the equity investee's net gain or loss, less any impairment in value. The Group recognizes in its consolidated statement of comprehensive income its share of the net income of the equity investees.

On October 21, 2013, the Group acquired a 51% equity interest in a joint venture, Shaanxi Zhongmao Economy Development Co., Ltd. (“Shaanxi Zhongmao”). There are only two shareholders in this joint venture, the Group and the founder of Shaanxi Zhongmao (collectively, the “joint venture shareholders”). According to the Shaanxi Zhongmao's articles of association, all significant decisions require unanimous consent of both the joint venture shareholders. Therefore, the joint venture shareholders exercise joint control over the joint venture. Based on the above, the Group accounts for its investment in Shaanxi Zhongmao as joint venture under the equity method in accordance with ASC 323-10-20. Investment income or loss is recognized by the Group periodically according to 51% of the total net profit or loss generated by the equity investee.

On March 19, 2014, the Group together with other four independent shareholders established a joint venture Huayi Xincheng (Beijing) Intelligent City Construction Co., Ltd. (“Huayi Xincheng”), in which the Group holds 40% equity interest. According to the Huayi Xincheng's articles of association, all significant decisions require unanimous consent of the shareholders. Therefore, the joint venture shareholders exercise joint control over the joint venture. Based on the above, the Group accounts for its investment in Huayi Xincheng as joint venture under the equity method in accordance with ASC 323-10-20. Investment income or loss is recognized by the Group periodically according to 40% of the total net profit or loss generated by the equity investee.

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, where the Group has no significant influence, the investment is classified as other long-term investment and is carried under the cost method. Investment income is recognized by the Group when the investee declares a dividend and the Group believes it is collectible. The Group periodically evaluates the carrying value of its investment under the cost method and any decline in value is included in impairment of cost of the investment.

As of December 31, 2013 and 2014, the Group has a 1.85% investment in Henan Lianhe Real Estate Co., Ltd. The Group does not exercise significant influence over Henan Lianhe Real Estate Co., Ltd. and therefore, the Group accounts for the investment under the cost method. Investment income is recognized by the Group when the investee declares a dividend and the Group believes it is collectible.

Capitalized interest

(r) Capitalized interest

The Group capitalizes interest as a component of building construction costs in accordance with ASC 835, “Interest” (“ASC 835”).

As a result of the total interest costs capitalized during the period, the interest expense for the years ended December 31, 2012, 2013 and 2014, was as follows:

	2012	2013	2014
	US$	US$	US$
Amortization of issuance cost related to other long term debt	319,779	640,565	3,744,695
Accretion of discount arising from warrants on Guaranteed Senior Secured Note	1,024,166	288,220	-
Interest expense on corporate aircraft capital lease	-	778,032	2,896,977
Interest on borrowings	18,359,710	36,515,162	128,014,504

Total interest costs	19,703,655	38,221,979	134,656,176
Less: total interest costs capitalized	(19,703,655)	(21,359,447)	(106,455,409)

Interest expense, net	-	16,862,532	28,200,767

Retirement benefits

(s) Retirement benefits

Regulations in the PRC require the Group to contribute to a defined contribution retirement plan for all permanent employees. Pursuant to the mandatory requirement from the local authority in the PRC, the retirement pension insurance, unemployment insurance, health insurance and housing fund were established for the employees during the term they are employed. For the years ended December 31, 2012, 2013 and 2014, the level of contribution to these funds for each employee was determined at 43% of their average salary determined by the Social Welfare Bureau. For the year ended December 31, 2014, the Group recorded expense in the amount of US$7,328,091 (2012: US$2,598,959; 2013: US$3,471,862).

Distribution of earnings and reserve fund

(t) Distribution of earnings and reserve fund

The Company's ability to pay dividends is primarily dependent on the Company receiving distributions from its subsidiaries. The earnings reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company's subsidiaries. In accordance with the PRC Company Law, the PRC subsidiaries are required to transfer 10% of their profit after tax, as determined in accordance with PRC accounting standards and regulations, to the statutory surplus reserve (the “SSR”) until such reserve reaches 50% of the registered capital of the subsidiaries. Subject to certain restrictions set out in the PRC Company Law, the SSR may be distributed to stockholders in the form of share bonus issues to increase share capital, provided that the remaining balance after the capitalization is not less than 25% of the registered capital.

Income taxes

(u) Income taxes

The Group accounts for income tax using the balance sheet method. Deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as unutilized net operating losses. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Group is able to realize their benefits, or that future utilization is uncertain. The Group assesses its need for valuation allowances by tax reporting unit by jurisdiction.

Interest and penalties arising from underpayment of income taxes is recognized according to the relevant tax law. The amount of interest expense to be recognized is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest recognized in accordance with ASC 740-10, “Income Tax” (“ASC 740-10”) is classified in the consolidated financial statements as interest expense, while penalties recognized in accordance with this Interpretation are classified in the consolidated financial statements as other expenses.

In accordance with the provisions of ASC 740-10, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return's position or future tax position is “more likely than not” to prevail (defined as a likelihood of more than fifty percent of being sustained upon audit, based on the technical merits of the tax position). Tax positions that meet the “more likely than not” threshold are measured (using a probability weighted approach) at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group's estimated liability for unrecognized tax benefits is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, certain changes and/or developments with respect to audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group's estimates. As each audit is concluded, adjustments, if any, are appropriately recorded in the Group's consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regards to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Land Appreciation Tax ("LAT")

(v) Land Appreciation Tax (“LAT”)

In accordance with the relevant taxation laws for real estate companies of the provinces in which the subsidiaries operate in the PRC, the local tax authorities levy LAT based on progressive rates ranging from 30% to 60% on the appreciation of land value, being the proceeds of sales of properties less deductible expenditures, including borrowing costs and all property development expenditures. LAT is prepaid based on a fixed percentage (varying by local tax jurisdiction) of customer deposits and is expensed when the related revenue is recognized, as explained at Note 2(h).

Comprehensive income

(w) Comprehensive income

Comprehensive income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group's comprehensive income includes net income and foreign currency translation adjustments and is presented in the consolidated statement of comprehensive income. There were no reclassifications out of accumulated other comprehensive income to net income for the periods presented.

Advertising and promotion expenses

(x) Advertising and promotion expenses

Advertising and promotion costs are expensed as incurred, or the first time the activity takes place, in accordance with ASC 720-35, “Advertising Costs”. For the year ended December 31, 2014, the Group recorded advertising and promotion expenses of US$32,137,186 (2012: US$15,900,532; 2013: US$18,096,298).

Leases

(y) Leases

In accordance with ASC 840, “Leases”, leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease.

On October 23, 2012, the Group entered into an agreement with Minsheng Hongtai (Tianjin) Aircraft Leasing Co., Ltd. to lease a corporate aircraft (see Note 13).The lease meets the transfer-of-ownership to the lessee criterion and is therefore classified as a capital lease. The capital lease is measured at the commencement of the lease at an amount equal to the present value at the beginning of the lease term of minimum lease payments during the lease term excluding that portion of the payments representing executory costs (such as insurance, maintenance, and taxes to be paid by the lessor) including any profit thereon. During the lease term, each minimum lease payment is allocated between a reduction of the obligation and interest expense to produce a constant periodic rate of interest on the remaining balance of the obligation (the interest method). A leased asset is amortized in a manner consistent with the Group's normal depreciation policy for owned assets (see Note 6).

All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. Certain lease arrangements contain escalation causes.

For the year ended December 31, 2014, the Group recorded operating lease expenses of US$6,031,670 (2012: US$1,974,787; 2013: US$3,694,591).

Property warranty

(z) Property warranty

The Company and its subsidiaries provide customers with warranties which cover major defects of building structure and certain fittings and facilities of properties sold as stipulated in the relevant sales contracts. The warranty period varies from two months to three years, depending on different property components the warranty covers.

The Group regularly estimates potential costs for materials and labor with regards to warranty-type claims expected to be incurred subsequent to the delivery of a property. Reserves are determined based on historical data and trends with respect to similar property types and geographical areas. The Group regularly monitors the warranty reserve and makes adjustments to its pre-existing warranties, if any, in order to reflect changes in trends and historical data as information becomes available. The Group may seek recourse against its contractors or any related third parties if it can be demonstrated they are at fault. In addition, the Group withholds up to 5% of the contract cost from sub-contractors for periods of 2 to 5 years. These amounts are included in current liabilities, and are only paid to the extent that there has been no warranty claim against the Group relating to the work performed or materials supplied by the subcontractors. For the years ended December 31, 2012, 2013 and 2014, the Group had not recognized any warranty liability or incurred any warranty costs in excess of the amount retained from subcontractors.

Earnings per share

(aa) Earnings per share

Earnings per share are calculated in accordance with ASC 260, “Earnings Per Share”. Basic earnings per share is computed by dividing net income attributable to holders of common shares by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common shares issuable upon the conversion of the convertible note, were included in diluted earnings per common share computation for the period during which they were outstanding, as they are considered participating securities. Contingent conversion price resets are accounted for in a manner similar to contingently issuable shares. Common share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. The non-vested options granted with performance conditions are excluded in the computation of diluted EPS unless the options are dilutive and unless their conditions (a) have been satisfied at the reporting date or (b) would have been satisfied if the reporting date was the end of the contingency period.

TPG Private Placement

(ab) TPG Private Placement

On September 19, 2013, the Company issued an aggregate of 12,000,000 of its common shares and a senior secured convertible note (“Convertible Note”) with a principal amount of US$75,761,009 to TPG Asia VI SF Pte. Ltd. (“TPG Asia”) upon completion of a private placement (“TPG Private Placement”) pursuant to a securities purchase agreement dated August 26, 2013 among the Company, TPG Asia and the guarantors. The Company received gross proceeds of approximately US$32,880,000 from the issuance of its common shares.

Until redeemed in 2014, the Convertible Note was convertible into the common shares at an initial conversion rate of US$3.00 per common share. The conversion rate was subject to adjustment upon the occurrence of certain events. A holder of the Convertible Note could convert the Convertible Note, at its option, in integral multiples of US$100,000 principal amount at any time prior to the maturity date, of September 19, 2018. Given that the Convertible Note was debt in its legal form and was not a derivative in its entirety, it was classified as other long-term debt as at December 31, 2013. (see Note 12 Other long-term debt: Convertible Note).

The gross proceeds the Company received from the TPG Private Placement were approximately US$108,641,009. The Company anticipates using the proceeds, among other purposes, for land acquisitions and general corporate purposes to support its further development.

On November 21, 2014, pursuant to a note redemption agreement entered into with TPG Asia, the Company redeemed the Convertible Note in full for a total redemption amount of $86,272,849 consisting of the entire outstanding principal balance, interest to the redemption date and debt extinguishment loss amounting to $9,848,931, equal to the 13% of the outstanding principal amount. In connection with the redemption, the Company agreed with TPG Asia to waivers of the covenants requiring the Company to maintain a Fixed Charge Coverage Ratio of not less than 3.0 to 1.0 and limiting the ability of the Company and its Restricted Subsidiaries to incur indebtedness, except under limited circumstances. (Note 12).

Treasury Shares

(ac) Treasury Shares

The Company accounted for shares repurchased as treasury shares at cost in accordance to ASC Subtopic 505-30 (“ASC 505-30”), “Treasury Shares”. When the Company decides to retire the treasury shares, the difference between the original issuance price and the repurchase price may be allocated between additional paid in capital and retained earnings.

On May 26, 2011, the Board of Directors unanimously authorized management to repurchase up to US$10 million of the Company's shares (the “Share Repurchase Plan”) within 12 months of the approval date. On June 19, 2012, the Company announced the 2012 Repurchase Program of US$20 million within 24 months of the approval date. On July 12, 2013, the Board of Directors unanimously authorized management to repurchase up to US$60 million of the Company's shares from the approval date to the end of 2015. The Board of Directors also agreed to review the Company's share repurchase program periodically and to adjust the amount authorized for repurchase as necessary. As of September 19, 2013, the Company had purchased a cumulative total of 14,264,896 treasury shares for a consideration of US$19,434,281 with a weighted average price of US$1.36 per share. On September 19, 2013, 12,000,000 out of the 14,264,896 treasury shares were issued to TPG Asia as part of the TPG Private Placement (see Note 2 (ab)) and the Company received gross proceeds of approximately US$32,880,000 from the issuance of the common shares. As of December 31, 2014, the Company had a remaining balance of 11,290,586 treasury shares amounting to US$20,696,268.

Senior Secured Notes

(ad) Senior Secured Notes

On May 3, 2013, the Company issued notes with an aggregate principal amount of US$200,000,000 due on May 3, 2018 (the "May 2018 Senior Secured Notes") at a coupon rate of 13.25% per annum payable semi-annually. Interest is payable on May 3 and November 3 of each year, commencing November 3, 2013. Given that the May 2018 Senior Secured Notes is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the May 2018 Senior Secured Notes under the requirements of ASC 815 "Derivatives and Hedging ". The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the May 2018 Senior Secured Notes. The May 2018 Senior Secured Notes were issued at par.

On December 6, 2013, the Company issued notes with an aggregate principal amount of US$200,000,000 due on June 6, 2019 (the "June 2019 Senior Secured Notes") at a coupon rate of 13% per annum payable semi-annually. Interest is payable on June 6 and December 6 of each year, commencing June 6, 2014. Given that the June 2019 Senior Secured Notes is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the June 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the June 2019 Senior Secured Notes. The June 2019 Senior Secured Notes were issued at par.

Deferred charges

(ae) Deferred charges

Debt issuance costs are capitalized as deferred charges and amortized over the life of the loan to which they relate using the effective interest method. The remaining debt issuance cost to be amortized as of December 31, 2014 amounted to US$16,677,352 (2013: US$9,048,940).

Short-term investments

(af) Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments. The Company accounts for its investments in debt and equity securities in accordance with ASC 320-10 (“ASC 320-10”), Investments-Debt and Equity Securities: Overall . The Company classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which such gains or losses are realized.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company's policy and ASC 320-10. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security's amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Company does not intend to sell an impaired debt security and it is more-likely-than-not that it will not be required to sell prior to recovery of its amortized cost basis, the Company must determine whether or not it will recover its amortized cost basis. If the Company concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Realized gains and losses, and unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on available-for-sale securities would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Asset acquisition and business combinations

(ag) Asset acquisition and business combinations

Pursuant to ASC 805 (“ASC 805”), Business Combinations, the Company determines whether a transaction or other event is a business combination by applying the definition below, which requires that the assets acquired and liabilities assumed constitute a business. If the assets acquired are not a business, the reporting entity shall account for the transaction or other event as an asset acquisition. A business consists of inputs and processes applied to those inputs that have the ability to create outputs. Although businesses usually have outputs, outputs are not required for an integrated set to qualify as a business. The three elements of a business are defined as follows:

a. Input. Any economic resource that creates, or has the ability to create, outputs when one or more processes are applied to it.

b. Process. Any system, standard, protocol, convention, or rule that when applied to an input or inputs, creates or has the ability to create outputs.

c. Output. The result of inputs and processes applied to those inputs that provide or have the ability to provide a return in the form of dividends, lower costs, or other economic benefits directly to investors or other owners, members, or participants.

The Company accounted for its acquisitions of Sanya Beida and Shanghai Junxin on January 27, 2014 and February 24, 2014 as asset acquisitions, respectively, since the acquired entities had no processes in place to apply to inputs to have the ability to create outputs.

Effect of change in estimate

(ah) Effect of change in estimate

Revisions in estimated gross profit margins related to percentage of completion revenues are made in the period in which circumstances requiring the revisions become known. During the year ended December 31, 2014, 11 real estate development projects (Shandong International City Garden, Shandong Xinyuan Splendid, Henan Royal Palace, Xuzhou Colorful City, Henan Century East A, Henan Century East B, Henan Modern City, Henan Xin City, Suzhou International City Garden, Suzhou Xin City, Kunshan Royal Palace), which recognized gross profits in 2013, had changes in their estimated gross profit margins. As of December 31, 2014, each of these projects has a percentage of completion at 54.9% or more. As the unit sales and selling prices were on an upward trend during the year ended December 31, 2014, the Group revised upwards its prior estimates related to selling prices and total estimated sales values in conjunction with the change in total estimated costs, which led to a decrease of the percentage sold and thus a decrease in the recognized costs. As a result of the changes in estimate above, gross profit, net income and basic and diluted earnings per share increased by US$10.8 million (2012: US$19.9 million, 2013: US$54.3 million), US$8.1 million (2012: US$14.9 million, 2013: US$40.7 million), US$0.05 per share (2012: US$0.10 per share, 2013: US$0.28 per share), US$0.05 per share (2012: US$0.10 per share, 2013: US$0.27 per share), respectively, for the year ended December 31, 2014.

Share-based compensation

(ai) Share-based compensation

The Group has adopted ASC 718 “Compensation-Stock Compensation”, which requires that share-based payment transactions with employees, such as restricted shares or stock options, be measured based on the grant-date fair value of the equity instrument issued and the Company has elected to recognize compensation expense using the straight-line method for all restricted shares and stock options granted with service conditions that have a graded vesting schedule. The Company has a policy of using authorized shares in the existing pool to satisfy any future exercise of share options and shares repurchased held by a third party trustee to satisfy the RSUs granted under the Company's 2014 Restricted Stock Unit plan (“2014 RSU plan”).

For options granted with performance conditions, share-based compensation expense is recognized based on the probable outcome of the performance condition. A performance condition is not taken into consideration in determining fair value of the non-vested shares granted.

Segment Reporting

(aj) Segment Reporting

In accordance with ASC 280 “Segment Reporting” (“ASC 280”), segment reporting is determined based on how the Group's chief operating decision maker reviews operating results to make decisions about allocating resources and assessing performance for the Group. According to the management approach, the Group operates in geographical segments. Therefore, each of its individual property developments is a discrete operating segment. The Group has aggregated its segments on a provincial basis as property development projects undertaken within a province have similar expected economic characteristics, type of properties offering, customers and market and regulatory environment (see Note 21).

Goodwill

(ak) Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. In accordance with ASC 350, “Goodwill and Other Intangible Assets”, recorded goodwill amounts are not amortized. The Group adopted Accounting Standards Update (“ASU”) 2011-08, “Testing Goodwill for Impairment”, to test goodwill for impairment. This ASU permits the Group to first assess qualitative factors to determine whether it is “more-likely-than-not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If the Group determines, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, a two-step impairment test is required. The Group also has an unconditional option to bypass the qualitative assessment in any period and proceed directly to performing the two-step impairment test.

The performance of the impairment test in accordance to ASC 350 involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit's carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit's goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized an impairment loss.

In accordance with ASC 350, the Group assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment.

Management evaluated the recoverability of goodwill by performing a qualitative assessment before using a two-step impairment test approach at the reporting unit level. Based on an assessment of the qualitative factors, management determined that it is more-likely-than-not that the fair value of the reporting unit is in excess of its carrying amount. Therefore, management concluded that it was not necessary to proceed to the two-step goodwill impairment test. No impairment loss was recorded for any of the years presented.

Recent accounting pronouncements

(al) Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers. ASU 2014-09 supersedes the revenue recognition requirements in ASC 605, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Group is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on the consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15 (“ASU 2014-15”), Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The guidance requires an entity to evaluate whether there are conditions or events, in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued and to provide related footnote disclosures in certain circumstances. The guidance is effective for the annual period ending after December 15, 2016, and for annual and interim periods thereafter. Early application is permitted. The adoption of this guidance is not expected to have a significant impact on the Group's consolidated financial statements.

In June 2014, FASB issued Accounting Standards Update (“ASU”) No. 2014-12, Compensation – Stock Compensation (Topic 718); Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. The amendments in this ASU apply to all reporting entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. The amendments require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718 as it relates to awards with performance conditions that affect vesting to account for such awards. For all entities, the amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. Entities may apply the amendments in this ASU either (a) prospectively to all awards granted or modified after the effective date or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. If retrospective transition is adopted, the cumulative effect of applying this ASU as of the beginning of the earliest annual period presented in the financial statements should be recognized as an adjustment to the opening retained earnings balance at that date. Additionally, if retrospective transition is adopted, an entity may use hindsight in measuring and recognizing the compensation cost. This ASU is not expected to have a material impact on our results of operations, cash flows or financial condition.

In March 2015, the FASB issued ASU 2015-03 (“ASU 2015-03”), Interest — Imputation of Interest (Subtopic 835-30) — Simplifying the Presentation of Debt Issuance Costs. The guidance is to simplify the presentation of debt issuance costs by requiring debt issuance costs to be presented as a deduction from the corresponding debt liability and will make the presentation of debt issuance costs consistent with the presentation of debt discounts or premiums. The guidance is effective for public business entities for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2015-03 on the consolidated financial statements.